Partners' Capital of MAA LP	12 Months Ended
Dec. 31, 2017
Partners' Capital of MAA LP [Abstract]
Partners' Capital Notes Disclosure [Text Block]
PARTNERS' CAPITAL OF MAALP

OP Units

Interests in MAALP are represented by OP Units. As of December 31, 2017, there were 117,834,752 OP Units outstanding, 113,643,166 or 96.4% of which were owned by MAA, MAALP's general partner. The remaining 4,191,586 OP Units were owned by non-affiliated limited partners, or Class A Limited Partners. As of December 31, 2016, there were 117,738,615 OP Units outstanding, 113,518,212 or 96.4% of which were owned by MAA and 4,220,403 of which were owned by the Class A Limited Partners.

MAA, as the sole general partner of MAALP, has full, complete and exclusive discretion to manage and control the business of the Operating Partnership subject to the restrictions specifically contained within MAALP's agreement of limited partnership, or the Partnership Agreement. Unless otherwise stated in the Partnership Agreement of MAALP, this power includes, but is not limited to, acquiring, leasing, or disposing of any real property; constructing buildings and making other improvements to properties owned; borrowing money, modifying or extinguishing current borrowings, issuing evidence of indebtedness, and securing such indebtedness by mortgage, deed of trust, pledge or other lien on the Operating Partnership's assets; and distribution of Operating Partnership cash or other assets in accordance with the Partnership Agreement. MAA can generally, at its sole discretion, issue and redeem OP Units and determine the consideration to be received or the redemption price to be paid, as applicable. The general partner may delegate these and other powers granted if the general partner remains in supervision of the designee.

Under the Partnership Agreement, the Operating Partnership may issue Class A Units and Class B Units. Class A Units may only be held by limited partners who are not affiliated with MAA, in its capacity as general partner of the Operating Partnership, while Class B Units may only be held by MAA, in its capacity as general partner of the Operating Partnership, and as of December 31, 2017, a total of 4,191,586 Class A Units in the Operating Partnership were held by limited partners unaffiliated with MAA, while a total of 113,643,166 Class B Units were held by MAA. In general, the limited partners do not have the power to participate in the management or control of the Operating Partnership's business except in limited circumstances including changes in the general partner and protective rights if the general partner acts outside of the provisions provided in the Partnership Agreement. The transferability of Class A Units is also limited by the Partnership Agreement.

Net income (after allocations to preferred ownership interests) is allocated to the general partner and limited partners based on their respective ownership percentages of the Operating Partnership. Issuance or redemption of additional Class A Units or Class B Units changes the relative ownership percentage of the partners. The issuance of Class B Units generally occurs when MAA issues common stock and the proceeds from that issuance are contributed to the Operating Partnership in exchange for the issuance to MAA of a number of OP Units equal to the number of shares of common stock issued. Likewise, if MAA repurchases or redeems outstanding shares of common stock, the Operating Partnership generally redeems an equal number of Class B Units with similar terms held by MAA for a redemption price equal to the purchase price of those shares of common stock. At each reporting period, the allocation between general partner capital and limited partner capital is adjusted to account for the change in the respective percentage ownership of the underlying capital of the Operating Partnership. Holders of the Class A Units may require MAA to redeem their Class A Units, in which case MAA may, at its option, pay the redemption price either in cash (in an amount per Class A Unit equal, in general, to the average closing price of MAA's common stock on the NYSE over a specified period prior to the redemption date) or by delivering one share of MAA common stock (subject to adjustment under specified circumstances) for each Class A Unit so redeemed.

At December 31, 2017, a total of 4,191,586 Class A Units were outstanding and redeemable for 4,191,586 shares of MAA common stock, with an approximate value of $421.5 million, based on the closing price of MAA’s common stock on December 31, 2017 of $100.56 per share. At December 31, 2016, a total of 4,220,403 Class A Units were outstanding and redeemable for 4,220,403 shares of MAA common stock, with an approximate value of $413.3 million, based on the closing price of MAA’s common stock on December 31, 2016 of $97.92 per share. The Operating Partnership pays the same per unit distribution in respect to the OP Units as the per share dividend MAA pays in respect to its common and preferred stock.